Prepayment and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepayment and other current assets [Abstract]
Suppliers rebate receivables	$ 19,358	$ 1,587
Interest receivables	6,192
Receivables related to employee share options exercise	2,527
Prepaid advertising fees	2,278	6,184
Prepaid vendors deposits	945	848
Prepaid rental fees	709	436
Other receivables	843	234
Total	$ 32,852	$ 9,289